Earnings per Share	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Earnings per share
13	Earnings per share

(a)	Basic

Basic earnings per share is calculated by dividing the profit attributable to owners of the Company by the weighted average number of ordinary shares in issue during the year.

	2015	2016	2017
	RMB’000	RMB’000	RMB’000
Net profit attributable to owners of the Company	3,274,308	5,968,466	6,143,222

Weighted average number of ordinary shares in issue(thousands of shares)	10,800,000	10,800,000	10,803,690

Basic earnings per share(RMB per share)	RMB 0.303	RMB 0.553	RMB 0.569

Basic earnings per ADS(RMB per ADS)	RMB 30.318	RMB 55.264	RMB 56.862

(b)	Diluted

Diluted earnings per share is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential ordinary shares.

The Company has dilutive potential ordinary shares from share options. The number of shares that would have been issued assuming the exercise of the share options less the number of shares that could have been issued at fair value (determined as the average market price per the Company’s A share for year ended 31 December 2017) for the same total proceeds is the number of shares issued for no consideration. The resulting number of shares issued for no consideration is included in the weighted average number of ordinary shares as the denominator for calculating diluted earnings per share.

The calculation of the diluted earnings per share for year ended 31 December 2015,2016 and 2017 was shown as:

	2015	2016	2017
	RMB’000	RMB’000	RMB’000
Earnings
Profit attributable to owners of the Company	3,274,308	5,968,466	6,143,222

Weighted average number of ordinary shares in issue (thousands of shares)	10,800,000	10,800,000	10,803,690
Adjustments for share options granted (thousands of shares)	9,041	8,632	6,179

Weighted average number of ordinary shares for diluted earnings per share (thousands of shares)	10,809,041	10,808,632	10,809,869

Diluted earnings per share (RMB per share)	RMB 0.303	RMB 0.552	RMB 0.568

Diluted earnings per ADS (RMB per ADS)(i)	RMB 30.292	RMB 55.219	RMB 56.830

(i)	ADSs” are references to our American Depositary Shares, which are listed and traded on the New York Stock Exchange. Each ADS represents 100 H Shares.